Share-Based Payments (Schedule of Share Incentive Plan) (Details)	12 Months Ended
Dec. 31, 2020 shares ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of options	4 years 9 months 18 days
Share options granted in August 2015 and October 2015 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,660
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Three equal portions over three years of employment
Contractual life of options	4 years 6 months
Adjusted exercise price per share as of December 31, 2020	₪ 25.65
Share options granted in November 2016 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	63
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Three equal portions over three years of employment
Contractual life of options	4 years 6 months
Adjusted exercise price per share as of December 31, 2020	₪ 29.97
Share options granted in May 2019 to employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,944
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Four equal portions over four years of employment
Contractual life of options	5 years
Adjusted exercise price per share as of December 31, 2020	₪ 15.66
Restricted stock units (RSU) granted in may 2019 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	686
Instruments conditions	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.
Vesting conditions	Four equal portions over four years of employment
Contractual life of options	5 years
Adjusted exercise price per share as of December 31, 2020
Restricted stock units (RSU) granted in may 2019 to non-profit organization employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	333
Instruments conditions	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.
Vesting conditions	Two equal portions over two years
Contractual life of options	2 years
Adjusted exercise price per share as of December 31, 2020
Share options granted in January 2020 to the CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	4,153
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Five equal portions over five years of employment
Contractual life of options	8 years
Share options granted in January 2020 to the CEO [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted exercise price per share as of December 31, 2020	₪ 14.2
Share options granted in January 2020 to the CEO [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted exercise price per share as of December 31, 2020	₪ 17.25
Share options granted to employees in July 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,407
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Four equal portions over four years of employment
Contractual life of options	5 years
Adjusted exercise price per share as of December 31, 2020	₪ 12.35
Restricted stock units (RSU) granted in July 2020 to employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	629
Instruments conditions	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.
Vesting conditions	Four equal portions over four years of employment
Contractual life of options	5 years
Share options granted in August-December 2020 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	4,930
Instruments conditions	Exercisable into one share of ILS 0.01 par value, at the market price.
Vesting conditions	Three equal portions over three years of employment
Contractual life of options	3 years
Share options granted in August-December 2020 to senior employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted exercise price per share as of December 31, 2020	₪ 13.03
Share options granted in August-December 2020 to senior employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted exercise price per share as of December 31, 2020	₪ 19.7